Note Payable, Stockholder (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 01, 2013	Dec. 31, 2013
Note Payable Stockholder [Line Items]
Debt Instrument, Face Amount	$ 2,500	$ 200
Debt Instrument, Interest Rate, Stated Percentage		1.00%
Debt Instrument, Maturity Date	Apr. 30, 2015	Jan. 01, 2023
Notes Payable [Member]
Note Payable Stockholder [Line Items]
Debt Instrument, Face Amount		302
Note Payable One [Member]
Note Payable Stockholder [Line Items]
Debt Instrument, Face Amount		100
Debt Instrument, Interest Rate, Stated Percentage		1.00%
Debt Instrument, Maturity Date		Jan. 01, 2015
Note Payable Two [Member]
Note Payable Stockholder [Line Items]
Debt Instrument, Face Amount		$ 200
Debt Instrument, Interest Rate, Stated Percentage		1.00%
Debt Instrument, Maturity Date		Jan. 01, 2023